Condensed Parent Only Financial Information (Details) - Schedule of Condensed Statements of Loss - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Condensed Statements of Loss [Line Items]
Interest income	$ 29
Expenses
Allowance for expected credit losses	410
Employee benefits expenses	3,852
Share of results of an associate	3
Professional fee	421	8
Office expenses	117
Marketing and promotion expenses	921
Other general and administrative expenses	265	1
Total expenses	5,989	9
Loss before income tax expense	(5,960)	(9)
Income tax expense
Net (loss) income	$ (5,960)	$ (9)